RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 010 [Member]
EBP, Reconciliation of Financial Statements to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of notes receivable from participants and net assets available for benefits per the financial statements to the Plan’s Form 5500 Annual Return/Report of Employee Benefit Plan (Form 5500):

	Notes Receivable from Participants	Net Assets Available for Benefits
December 31, 2025
Per the financial statements	$6,776,452	$360,928,336
Deemed distributions of participant loans	(27,693)	(27,693)
Per the Form 5500	$6,748,759	$360,900,643

December 31, 2024
Per the financial statements	$6,142,105	$324,825,802
Deemed distributions of participant loans	(36,876)	(36,876)
Per the Form 5500	$6,105,229	$324,788,926
The following is a reconciliation of investment income per the financial statements to the Form 5500:

	Year Ended December 31,
	2025	2024
Investment income per the financial statements	$55,275,063	$35,353,127
Interest income on notes receivable from participants per the financial statements	526,342	451,141
Investment income per the Form 5500	$55,801,405	$35,804,268
The following is a reconciliation of benefit payments per the financial statements to the Form 5500:

	Year Ended December 31,
	2025	2024
Benefit payments per the financial statements	$34,659,530	$23,034,786
Terminated deemed distributions of participant loans	(9,183)	—
Benefit payments per the Form 5500	$34,650,347	$23,034,786
The following is a reconciliation of deemed distributions of participant loans per the financial statements to the Form 5500:

	Year Ended December 31,
	2025	2024
Deemed distributions of participant loans per the financial statements	$—	$—
Deemed distributions of participant loans	—	9,183
Deemed distributions of participant loans per the Form 5500	$—	$9,183